Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (16,489)	¥ (2,810)	¥ (10,012)
Less: reclassification adjustments	8,504	7,195	(8,410)
Total	(7,985)	4,385	(18,422)
Defined benefit plan adjustments:
Unrealized gains (losses)	(9,020)	143,653	(52,888)
Less: reclassification adjustments	(7,748)	(1,424)	(1,765)
Total	(16,768)	142,229	(54,653)
Own credit risk adjustments:
Unrealized gains (losses)	1,745	919	5,052
Less: reclassification adjustments	271	(1,911)	387
Total	2,016	(992)	5,439
Total tax effect before allocation to noncontrolling interests	¥ (22,737)	¥ 145,622	¥ (67,636)